Property and Equipment, Net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Lab equipment	$33,073	$23,491
Office equipment	3,144	2,928
Furniture and fixtures	1,318	1,340
Leasehold improvements	14,837	10,629
Assets under construction	2,139	14,321
Less: accumulated depreciation	(20,549)	(14,663)
Total property and equipment, net	$33,962	$38,046

The increase in lab equipment of $9.6 million relates primarily to lab equipment used to expand and enhance the Company's manufacturing capabilities.

The increase in leasehold improvements of $4.2 million primarily relates to both outfitting of the Company's corporate headquarters with additional laboratory space, as well as improvements to the scaling of manufacturing at the Company's Catapult facility.
Depreciation expense for the three months ended September 30, 2021 and 2020 was $2.4 million and $1.5 million, respectively, and for the nine months ended September 30, 2021 and 2020, was $6.5 million and $4.0 million, respectively.